UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: April 30, 2018

Item 1.	Reports to Stockholders.

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

The Advisors’ Inner Circle Fund III

PineBridge Dynamic Asset Allocation Fund

SEMI-ANNUAL REPORT	APRIL 30, 2018

Investment Adviser: PineBridge Investments LLC

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

TABLE OF CONTENTS

Schedule of Investments	1

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-225-4164; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

SECTOR WEIGHTINGS†

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 61.0%
	Shares	Value
Austria — 0.1%
BUWOG	1,782	$62,485
Erste Group Bank	2,089	102,412
Raiffeisen Bank International	888	30,052
Wienerberger	1,867	47,108

		242,057

Belgium — 0.3%
Ablynx *	1,192	64,435
Ackermans & van Haaren	672	121,257
bpost	1,555	34,066
Cofinimmo ‡	328	43,491
Colruyt	900	50,591
Gimv	230	13,787
KBC Group	3,007	261,878
Telenet Group Holding *	816	47,748

		637,253

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Brazil — 3.7%
Ambev ADR	112,609	$745,471
B3—Brasil Bolsa Balcao	59,900	431,741
Banco Bradesco ADR	51,134	501,112
Banco do Brasil	18,800	197,059
Banco Santander Brasil ADR	30,086	326,132
Centrais Eletricas Brasileiras ADR *	9,781	53,893
Cia Brasileira de Distribuicao ADR	11,189	249,962
Cia Energetica de Minas Gerais ADR	91,221	218,018
Embraer ADR	4,935	124,461
Gerdau ADR	47,021	219,588
Hypera	8,600	77,157
IRB Brasil Resseguros S	14,400	193,359
Itau Unibanco Holding ADR	67,324	978,217
Localiza Rent a Car	41,500	329,327
Lojas Renner	16,300	151,219
Natura Cosmeticos	6,000	55,355
Petroleo Brasileiro ADR, Cl A *	30,108	395,920
Petroleo Brasileiro ADR *	21,855	307,937
Suzano Papel e Celulose	34,100	397,827
TIM Participacoes ADR	12,633	287,401
Ultrapar Participacoes ADR	2,736	47,388
Vale ADR, Cl B	44,004	609,014

		6,897,558

Canada — 0.3%
Alaris Royalty	1,230	16,314
Bank of Montreal	4,468	339,324
Onex	1,160	85,919
Shopify *	949	127,137

		568,694

China — 0.3%
Alibaba Group Holding ADR *	628	112,123
Autohome ADR	596	58,140
Baidu ADR *	1,686	423,017
YY ADR *	84	8,097

		601,377

Czech Republic — 0.1%
CEZ	2,582	66,005

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Czech Republic — continued
Komercni banka as	1,196	$51,685

		117,690

Denmark — 0.4%
Ambu, Cl B	2,391	55,657
Danske Bank	4,729	165,115
GN Store Nord	2,148	75,530
H Lundbeck	981	57,036
Jyske Bank	1,129	67,793
Schouw	290	28,609
SimCorp	647	46,987
Sydbank	1,117	41,380
Tryg	1,919	45,484
William Demant Holding *	1,726	67,396

		650,987

Finland — 0.1%
Amer Sports	1,883	57,573
Kesko, Cl B	1,085	63,693
Konecranes, Cl A	1,065	43,499
Metso	1,702	60,687
Outokumpu	5,102	33,095

		258,547

France — 1.8%
Air France-KLM *	4,487	43,932
Altamir	930	15,643
Altran Technologies	2,729	42,094
Amundi (A)	782	66,380
Atos	1,028	138,635
BioMerieux	677	53,488
BNP Paribas	10,645	820,504
Bollore	14,349	71,107
Capgemini	1,500	206,076
Christian Dior	143	60,161
Cie Plastic Omnium	1,017	48,806
Credit Agricole	7,741	127,022
Dassault Aviation	36	71,811
Eurazeo	1,399	122,668
Eutelsat Communications	2,194	47,479

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
France — continued
Fonciere Des Regions ‡	549	$61,346
ICADE ‡	500	49,735
Imerys	518	47,224
Ingenico Group	1,995	173,947
Ipsen	724	117,351
Lagardere SCA	1,658	47,300
Natixis	17,090	140,011
Remy Cointreau	356	48,956
Schneider Electric	1,819	165,044
SEB	390	74,742
Societe BIC	414	42,197
Societe Generale	6,428	351,709
Sopra Steria Group	261	55,695
Wendel	400	60,365

		3,371,428

Germany — 1.2%
1&1 Drillisch	750	54,281
Aareal Bank	950	47,496
Allianz	442	104,628
Aroundtown	8,994	71,821
AURELIUS Equity Opportunities & KGaA	540	40,907
Aurubis	601	53,629
Axel Springer	737	60,242
Bayer	24	2,870
Commerzbank	3,904	50,320
Delivery Hero *(A)	1,696	80,953
Deutsche Bank	17,511	239,558
Deutsche Beteiligungs	490	21,749
Duerr	392	38,906
Fraport Frankfurt Airport Services Worldwide	591	57,233
Freenet	2,034	64,534
Fresenius & KGaA	3,063	233,405
Gerresheimer	498	40,541
GRENKE	404	47,608
Hella GmbH & KGaA	699	43,147
HOCHTIEF	289	52,887
Rocket Internet *(A)	1,060	30,936
Scout24 (A)	1,541	79,715
Siemens	429	54,576
Siltronic	330	52,776

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Germany — continued
Software	816	$40,190
Telefonica Deutschland Holding	10,069	48,050
United Internet	5,202	336,004
Wacker Chemie	277	49,788
Wirecard	1,063	144,675

		2,243,425

Hong Kong — 0.9%
Agricultural Bank of China, Cl H	92,000	51,854
ASM Pacific Technology	7,900	108,300
China Life Insurance	103,000	111,717
China Merchants China Direct Investments	8,000	12,552
China Petroleum & Chemical, Cl H	342,000	332,668
China Telecom, Cl H	456,000	222,073
China Vanke, Cl H	1,600	6,634
Fosun International	45,500	97,348
Tencent Holdings	14,800	729,178

		1,672,324

Indonesia — 3.0%
Adaro Energy	895,600	117,974
AKR Corporindo	81,900	28,802
Astra International	909,000	465,453
Bank Central Asia	574,100	911,188
Bank Danamon Indonesia	196,600	93,861
Bank Mandiri Persero	1,283,000	653,870
Bank Negara Indonesia Persero	343,700	198,850
Bank Rakyat Indonesia Persero	2,877,600	665,392
Gudang Garam	24,300	121,145
Hanjaya Mandala Sampoerna	467,300	118,619
Indocement Tunggal Prakarsa	67,800	86,220
Indofood CBP Sukses Makmur	107,500	67,041
Indofood Sukses Makmur	202,200	101,287
Jasa Marga Persero	239,400	75,060
Kalbe Farma	465,100	50,365
Matahari Department Store	107,700	80,049
Perusahaan Gas Negara Persero	724,400	103,088
PP Persero *	528,400	92,104
Semen Indonesia Persero *	139,700	96,837
Summarecon Agung	886,300	57,722
Surya Citra Media	269,500	49,414

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Indonesia — continued
Telekomunikasi Indonesia Persero	2,369,900	$649,982
Tower Bersama Infrastructure	252,600	100,799
Unilever Indonesia	77,900	259,022
United Tractors	87,700	214,436
Waskita Karya Persero	345,900	54,843
Wijaya Karya Bangunan Gedung	2,650,500	48,117
XL Axiata *	216,000	32,890

		5,594,430

Ireland — 0.2%
AIB Group	37,246	221,881
Bank of Ireland Group	16,645	149,307

		371,188

Italy — 1.0%
A2A	24,872	50,056
Assicurazioni Generali	4,295	86,782
Azimut Holding	1,760	37,052
BPER Banca	6,888	39,846
Davide Campari-Milano	7,174	53,767
Fiat Chrysler Automobiles *	3,069	67,630
FinecoBank Banca Fineco	6,235	74,325
Intesa Sanpaolo	136,018	517,352
Intesa Sanpaolo RSP	27,613	109,378
Italgas	7,768	50,240
Moncler	2,767	124,915
Poste Italiane (A)	7,413	72,493
Recordati	1,618	57,858
Saipem *	9,135	34,988
STMicroelectronics	3,505	76,416
UniCredit	13,529	293,029
Unione di Banche Italiane	14,729	75,908

		1,822,035

Japan — 10.5%
Ai Holdings	7,600	202,693
Asahi Group Holdings	6,100	308,913
Bandai Namco Holdings	5,300	180,004
Capcom	17,400	333,465
Casio Computer	11,900	178,768

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Japan — continued
Central Japan Railway	1,700	$341,177
Chiba Bank	25,000	201,859
COMSYS Holdings	6,300	175,779
CYBERDYNE *	4,800	61,422
Daifuku	2,400	129,115
Dai-ichi Life Holdings	16,300	324,835
Daikin Industries	2,700	315,690
Daikyo	3,300	72,081
Disco	1,200	211,571
Don Quijote Holdings	7,700	415,337
FANUC	400	86,023
Ferrotec	3,600	80,506
Fuji Electric	45,000	322,260
FUJIFILM Holdings	1,300	52,412
Fujitsu	65,000	387,879
Harmonic Drive Systems	1,800	85,954
HIS	6,100	223,432
Hitachi	14,000	102,583
Hoya	2,600	139,199
Inpex	8,200	104,723
Isuzu Motors	8,000	122,484
ITOCHU	18,400	368,632
Jafco	1,000	44,004
JFE Holdings	8,500	174,916
Kakaku.com	800	15,297
Kao	1,500	107,735
Kawasaki Heavy Industries	5,100	170,941
Kenko Mayonnaise	5,000	174,960
Keyence	900	550,348
Koito Manufacturing	4,400	295,113
Komatsu	7,400	253,341
Link And Motivation	8,300	84,547
Matsuoka	3,500	97,060
Megachips	2,100	67,529
Minebea	18,900	378,989
Mitsubishi Electric	9,800	150,547
Mitsubishi UFJ Financial Group	52,600	352,915
Mitsui	10,100	182,382
Mitsui Fudosan	10,200	261,750
MS&AD Insurance Group Holdings	12,700	426,712
NEC	200	5,489

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Japan — continued
Nichias	10,000	$127,046
Nidec	2,600	406,973
Nintendo	200	84,739
Nippon Telegraph & Telephone	13,600	647,284
Nitori Holdings	1,500	252,820
Nomura Research Institute	1,200	62,021
NTT Data	8,900	95,954
NTT Urban Development	11,400	134,885
Obayashi	4,200	48,413
Obic	600	50,391
Omron	6,200	335,823
Oracle Japan	1,000	82,289
Otsuka	6,200	288,821
Penta-Ocean Construction	17,000	134,341
PeptiDream *	4,200	169,900
Pola Orbis Holdings	6,100	266,797
Recruit Holdings	5,600	129,492
Renesas Electronics *	14,200	148,378
Sankyu	5,200	252,991
SCSK	7,900	338,286
Sekisui Chemical	6,800	120,681
Sekisui Plastics	9,400	126,155
Seven & i Holdings	6,200	273,071
Shimadzu	12,300	334,843
Shin-Etsu Chemical	3,100	316,204
Shionogi	7,300	376,210
SMS	4,300	163,143
SoftBank Group	5,800	452,936
Sony	6,600	309,789
Sumitomo Bakelite	13,000	117,587
Sumitomo Metal Mining	5,200	222,556
Sumitomo Mitsui Financial Group	6,700	278,935
Sundrug	4,700	242,076
Suzuki Motor	6,100	328,771
Sysmex	1,200	106,167
THK	1,400	48,968
Tokio Marine Holdings	5,300	250,827
Tokyo Century	2,400	149,916
Tokyo Tatemono	7,400	112,835
Topcon	7,200	143,321
Toray Industries	25,900	241,736

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Japan — continued
Toyota Motor	7,300	$478,930
Trend Micro	4,100	246,007
Yamaha Motor	7,000	224,129
Yaskawa Electric	1,200	48,763
Yokogawa Electric	12,800	282,551
Zenkoku Hosho	3,900	161,087

		19,539,209

Luxembourg — 0.0%
RTL Group	611	50,647

Mexico — 0.0%
Grupo Financiero Banorte, Cl O	12,300	76,922

Netherlands — 0.9%
Aalberts Industries	1,523	74,982
ABN AMRO Group (A)	5,978	185,543
ASM International	745	44,434
ASR Nederland	2,335	110,312
BE Semiconductor Industries	603	41,534
Boskalis Westminster	1,332	39,474
Euronext (A)	846	60,642
Galapagos *	701	63,337
Gemalto	1,234	74,330
IMCD	836	51,458
ING Groep	37,737	634,680
Koninklijke Philips	1,414	59,869
Koninklijke Vopak	1,053	51,849
Philips Lighting (A)	1,612	49,054
SBM Offshore	2,775	46,575

		1,588,073

Norway — 0.2%
Aker BP	1,716	56,361
DNB	7,584	141,893
Gjensidige Forsikring	2,998	47,425
Schibsted, Cl A	1,268	36,954
Storebrand	7,429	63,960
Subsea 7	4,091	57,386
TGS NOPEC Geophysical	1,626	51,567

		455,546

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Poland — 0.2%
Cyfrowy Polsat	41,921	$305,755

Portugal — 0.0%
Banco Comercial Portugues, Cl R *	143,032	47,943

South Africa — 0.1%
AngloGold Ashanti	4,070	36,808
Barclays Africa Group	630	9,218
Brait *	7,992	27,721
Zeder Investments	52,240	25,937

		99,684

South Korea — 0.3%
Kakao	1,790	185,798
NAVER	368	246,513
Samsung Electronics	85	210,083

		642,394

Spain — 1.3%
Amadeus IT Group, Cl A	4,502	328,375
Banco Bilbao Vizcaya Argentaria	54,596	442,443
Banco de Sabadell	48,422	94,858
Banco Santander	150,210	970,433
Bolsas y Mercados Espanoles SHMSF	1,167	41,015
CaixaBank	21,678	105,271
Cellnex Telecom (A)	2,427	65,023
Distribuidora Internacional de Alimentacion	8,401	38,941
Mapfre	15,790	54,809
Merlin Properties Socimi ‡	5,797	89,591
Siemens Gamesa Renewable Energy	3,561	61,135
Viscofan	621	41,153

		2,333,047

Sweden — 1.0%
BillerudKorsnas	2,809	41,286
Bure Equity	850	9,139
Castellum	4,338	70,244
Fabege	4,448	51,456
Fastighets Balder, Cl B *	1,557	40,156
Getinge, Cl B	3,543	32,980
Hexagon, Cl B	2,698	156,660

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Sweden — continued
Hexpol	4,047	$41,928
Husqvarna, Cl B	6,577	63,319
ICA Gruppen	5,988	186,229
Kindred Group	3,653	47,278
Kinnevik	126	4,549
L E Lundbergforetagen, Cl B	587	39,790
Lifco, Cl B	710	25,884
Loomis, Cl B	1,141	41,655
Lundin Petroleum *	2,934	81,082
Nibe Industrier, Cl B	5,373	54,804
Nordea Bank	18,847	192,018
Ratos, Cl B	6,330	25,099
Saab, Cl B	1,061	43,466
Skandinaviska Enskilda Banken, Cl A	19,622	184,518
Svenska Handelsbanken, Cl A	13,877	155,090
Swedbank, Cl A	4,698	102,334
Swedish Orphan Biovitrum *	2,618	56,385
Tele2, Cl B	5,566	72,422

		1,819,771

Switzerland — 0.8%
ABB *	6,856	160,294
Aryzta	1,477	31,280
Barry Callebaut	36	64,710
Bucher Industries	104	38,189
Cembra Money Bank	448	38,041
Credit Suisse Group	16,567	279,669
DKSH Holding	502	40,330
dormakaba Holding	48	37,227
Flughafen Zurich	299	62,571
OC Oerlikon	3,074	49,781
Pargesa Holding	603	56,526
Partners Group Holding	150	109,767
Sunrise Communications Group (A)	502	39,530
UBS Group	27,184	458,251
VAT Group (A)	344	50,908

		1,517,074

Taiwan — 0.1%
Advantech	20,000	137,715
Chicony Electronics	19,000	46,820

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Taiwan — continued
CTBC Financial Holding	120,000	$85,874

		270,409

United Kingdom — 0.5%
3i Group	7,780	100,581
Allied Minds *	8,950	14,531
BAE Systems	18,600	156,077
Barratt Developments	7,748	59,477
BT Group, Cl A	48,558	166,277
Carnival	615	39,693
Experian	6,305	144,494
Glanbia	3,219	54,574
IP Group *	17,530	32,294
Legal & General Group	1,517	5,623
Melrose Industries	17,650	55,275

		828,896

United States — 31.7%
Consumer Discretionary — 2.4%
Abercrombie & Fitch, Cl A	3,813	97,689
Amazon.com *	56	87,703
American Axle & Manufacturing Holdings *	5,068	77,743
American Public Education *	1,370	55,211
Asbury Automotive Group *	1,122	75,230
AutoZone *	5	3,123
Belmond, Cl A *	5,284	56,539
Best Buy	105	8,036
BJ’s Restaurants	1,149	64,172
Booking Holdings *	14	30,492
BorgWarner	514	25,155
Buckle	1,926	44,394
Caleres	2,830	92,626
Callaway Golf	451	7,784
Capella Education	65	5,964
Career Education *	347	4,501
Carnival	1,127	71,069
Cavco Industries *	45	7,666
Charter Communications, Cl A *	41	11,123
Chico’s FAS	7,857	78,020
Children’s Place	383	48,852

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Consumer Discretionary — continued
Comcast, Cl A	1,302	$40,870
Cooper-Standard Holdings *	825	102,135
Core-Mark Holding	2,736	56,389
Crocs *	347	5,483
Dave & Buster’s Entertainment *	182	7,733
Delphi Automotive *	59	4,990
Dine Brands Global	698	55,379
DISH Network, Cl A *	75	2,516
Dollar General	19	1,834
Dollar Tree *	39	3,740
Dorman Products *	801	51,472
DSW, Cl A	4,311	96,135
Ethan Allen Interiors	1,722	37,970
EW Scripps, Cl A	2,023	22,516
Express *	5,030	39,435
Fiesta Restaurant Group *	2,711	56,931
Finish Line, Cl A	2,663	36,137
Fossil Group *	2,918	43,624
Fox Factory Holding *	165	5,486
Gannett	7,006	67,748
Gap	24	702
Garmin	79	4,635
GCI Liberty *	503	22,434
Genesco *	1,275	54,506
Gentherm *	1,757	59,387
Genuine Parts	46	4,063
G-III Apparel Group *	2,390	87,211
Group 1 Automotive	1,083	70,774
Guess?	3,556	82,819
H&R Block	95	2,627
Haverty Furniture	2,058	37,353
Hilton Grand Vacations *	104	4,472
Hilton Worldwide Holdings	356	28,067
Home Depot	505	93,324
Installed Building Products *	93	5,366
International Game Technology	17	481
iRobot *	114	6,653
JC Penney *	17,503	50,934
Kohl’s	149	9,256
La-Z-Boy, Cl Z	1,723	49,622

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Consumer Discretionary — continued
LCI Industries	93	$8,863
Lear	272	50,856
LGI Homes *	79	5,467
Lithia Motors, Cl A	753	72,183
Lowe’s	170	14,013
M/I Homes *	1,611	49,103
Marriott Vacations Worldwide	82	10,054
McDonald’s	47	7,870
MDC Holdings	1,653	47,954
Meritage Homes *	1,316	58,562
Michael Kors Holdings *	117	8,005
Monro	1,740	97,353
Netflix *	26	8,124
New Media Investment Group	3,883	64,380
Nutrisystem	151	4,379
Ollie’s Bargain Outlet Holdings *	179	11,134
Omnicom Group	934	68,798
O’Reilly Automotive *	9	2,305
Oxford Industries	1,036	79,813
Penn National Gaming *	325	9,851
Ralph Lauren, Cl A	95	10,436
Red Robin Gourmet Burgers *	856	53,372
Regis *	2,363	36,910
Rent-A-Center, Cl A	3,393	34,303
RH *	76	7,254
Ross Stores	262	21,183
Royal Caribbean Cruises	3,055	330,520
Scholastic	1,752	72,533
Shutterfly *	833	67,406
Sleep Number *	181	5,130
Sonic	240	6,218
Standard Motor Products	1,159	52,561
Steven Madden	1,423	68,660
Strayer Education	463	48,647
Sturm Ruger	737	40,719
Superior Industries International	2,106	27,694
Tailored Brands	1,755	55,370
Target	315	22,869
Time Warner	590	55,932
TJX	73	6,194

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Consumer Discretionary — continued
Toll Brothers	434	$18,297
TopBuild *	124	9,883
Twenty-First Century Fox	548	19,766
Twenty-First Century Fox, Cl A	306	11,187
Universal Electronics *	1,032	47,782
Vista Outdoor *	3,295	55,191
Visteon *	13	1,618
Walt Disney	851	85,381
Wingstop	140	6,840
Winnebago Industries	133	5,041
Wolverine World Wide	5,220	156,391
World Wrestling Entertainment, Cl A	165	6,565
Wyndham Worldwide	104	11,878
Wynn Resorts	22	4,096

		4,509,195

Consumer Staples — 1.1%
Altria Group	5,270	295,700
Andersons	1,733	56,582
Avon Products *	2,013	5,093
B&G Foods	1,373	31,236
Cal-Maine Foods *	1,261	61,411
Campbell Soup	4,904	199,985
Central Garden & Pet, Cl A *	219	7,775
Church & Dwight	244	11,273
Coca-Cola	642	27,741
Conagra Brands	10,897	403,952
Costco Wholesale	166	32,729
Darling Ingredients *	4,886	83,746
Dr Pepper Snapple Group	34	4,079
General Mills	1,280	55,987
Hershey	314	28,869
J&J Snack Foods	334	45,895
JM Smucker	13	1,483
Kellogg	229	13,488
Kimberly-Clark	592	61,296
Kraft Heinz	750	42,285
Monster Beverage *	220	12,100
PepsiCo	268	27,052
Philip Morris International	191	15,662

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Consumer Staples — continued
Procter & Gamble	1,974	$142,799
SpartanNash	2,499	45,432
Spectrum Brands Holdings	96	6,922
SUPERVALU *	2,155	37,734
Sysco	1,205	75,361
Universal	1,482	69,728
Walgreens Boots Alliance	1,612	107,117
Walmart	416	36,799
WD-40	49	6,463

		2,053,774

Energy — 1.1%
Anadarko Petroleum	58	3,905
Apache	342	14,005
Archrock	3,703	39,992
Bristow Group	1,762	28,280
C&J Energy Services *	259	7,734
Carrizo Oil & Gas *	4,016	80,601
Chevron	1,423	178,032
CNX Resources *	1,031	15,321
ConocoPhillips	101	6,616
CONSOL Energy *	117	3,680
Denbury Resources *	21,595	71,048
Exterran *	2,336	68,421
Exxon Mobil	2,720	211,480
Green Plains	2,509	46,667
Halliburton	237	12,559
Helix Energy Solutions Group *	7,616	58,796
HighPoint Resources *	5,376	37,148
Marathon Oil	362	6,607
Marathon Petroleum	1,165	87,270
Matrix Service *	2,282	35,143
McDermott International *	14,973	98,822
National Oilwell Varco	63	2,436
Newpark Resources *	6,007	63,074
Noble *	14,247	66,533
Oceaneering International	605	12,850
Oil States International *	2,772	99,653
PDC Energy *	3,346	179,145
ProPetro Holding *	259	4,740

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Energy — continued
REX American Resources *	453	$33,875
Ring Energy *	1,896	31,701
SEACOR Holdings *	989	54,237
SRC Energy *	12,214	134,843
Unit *	2,816	63,867
US Silica Holdings	4,241	127,697
Valero Energy	972	107,824
Whiting Petroleum *	47	1,919
Williams	136	3,499

		2,100,020

Financials — 10.9%
Affiliated Managers Group	188	30,994
Aflac	1,802	82,117
Allstate	961	94,005
American Equity Investment Life Holding	4,943	149,279
Ameriprise Financial	530	74,311
Ameris Bancorp	1,039	53,716
AMERISAFE	120	7,116
Apollo Commercial Real Estate Finance ‡	2,848	51,321
Apollo Investment	2,503	13,441
Arch Capital Group *	279	22,356
Ares Capital	4,047	64,914
ARMOUR Residential REIT ‡	1,685	38,132
Associated Banc-Corp	1,463	38,696
Athene Holding, Cl A *	3,805	186,445
Banc of California	2,599	49,901
BancorpSouth Bank	402	13,286
Bank of America	58,571	1,752,443
Bank of Hawaii	375	31,579
Bank of New York Mellon	8,860	482,958
Bank of the Ozarks	598	27,986
Banner	1,101	63,197
BB&T	8,279	437,131
Berkshire Hathaway, Cl B *	569	110,232
BlackRock, Cl A	29	15,124
BlackRock Capital Investment	2,141	13,510
BofI Holding *	704	28,357
Boston Private Financial Holdings	5,932	95,209
Brookline Bancorp	411	6,823

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Financials — continued
Capital One Financial	5	$453
Capstead Mortgage ‡	10,182	89,602
Cathay General Bancorp	311	12,443
Central Pacific Financial	511	14,860
Chemical Financial	404	22,176
Chubb	5	678
Citigroup	20,366	1,390,386
Citizens Financial Group	8,988	372,912
City Holding	33	2,362
CNA Financial	97	4,895
Columbia Banking System	2,077	83,516
Comerica	1,939	183,391
Community Bank System	2,428	136,575
Cullen	479	54,822
Customers Bancorp *	1,550	44,671
CVB Financial	2,841	62,928
Dime Community Bancshares	609	12,028
Discover Financial Services	60	4,275
Donnelley Financial Solutions *	2,597	47,785
E*TRADE Financial *	1,270	77,064
East West Bancorp	1,247	83,075
Employers Holdings	1,544	63,150
Encore Capital Group *	873	38,936
Enova International *	1,993	58,395
Everest Re Group	12	2,792
EZCORP, Cl A *	2,238	30,661
Fidelity Southern	2,721	61,848
Fifth Third Bancorp	10,371	344,006
Financial Engines	1,897	84,701
First BanCorp *	11,301	81,593
First Commonwealth Financial	1,250	18,925
First Financial Bancorp	3,436	106,344
First Financial Bankshares	1,475	73,086
First Midwest Bancorp	5,294	128,697
FirstCash	152	13,178
FS Investment	5,740	43,624
Fulton Financial	635	10,732
Glacier Bancorp	1,749	64,765
Goldman Sachs Group	1,430	340,812
Great Western Bancorp	3,101	127,575

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Financials — continued
Green Dot, Cl A *	162	$9,851
Hancock Holding	239	11,675
Hanmi Financial	469	12,944
Hercules Capital	2,733	33,889
Home BancShares	1,037	24,100
HomeStreet *	2,029	51,740
Hope Bancorp	7,116	123,036
Horace Mann Educators	2,438	108,979
Huntington Bancshares	9,425	140,527
Independent Bank	755	54,587
Infinity Property & Casualty	786	103,752
International Bancshares	348	13,850
International. FCStone *	1,348	60,417
Invesco	235	6,808
Invesco Mortgage Capital ‡	3,644	59,142
Investment Technology Group	2,509	50,732
JPMorgan Chase	23,000	2,501,939
KeyCorp	9,419	187,626
LegacyTexas Financial Group	320	13,142
LendingTree *	64	15,258
Leucadia National	3,699	88,924
Lincoln National	43	3,038
Loews	1,780	93,379
M&T Bank	2,493	454,399
Maiden Holdings	4,538	34,716
Main Street Capital	1,570	59,283
MB Financial	520	22,162
Medley Capital	1,903	8,316
Mercury General	38	1,738
MetLife	176	8,390
Morgan Stanley	8,649	446,461
Nasdaq	169	14,926
National Bank Holdings, Cl A	387	13,615
Navigators Group	1,319	74,524
NBT Bancorp	2,652	96,904
New Mountain Finance	1,567	21,155
New York Community Bancorp	13,846	164,490
NMI Holdings, Cl A *	306	4,238
Northern Trust	759	81,023
Northfield Bancorp	911	14,430

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Financials — continued
Northwest Bancshares	5,664	$94,022
Oaktree Specialty Lending	3,989	17,392
OFG Bancorp	4,515	60,953
Old National Bancorp	8,739	150,311
Opus Bank	105	2,961
Oritani Financial	286	4,376
PacWest Bancorp	699	35,817
PennantPark Investment	2,881	19,591
PennyMac Mortgage Investment Trust ‡	3,337	58,698
People’s United Financial	15	274
Piper Jaffray	457	32,013
PNC Financial Services Group	3,256	474,106
PRA Group *	2,521	89,748
Principal Financial Group	1,006	59,575
ProAssurance	1,663	78,660
Progressive	260	15,675
Prospect Capital	7,119	45,132
Provident Financial Services	3,371	88,051
Prudential Financial	803	85,375
Regions Financial	21,672	405,266
RLI	1,180	74,670
S&P Global	106	19,992
S&T Bancorp	1,608	68,629
Safeguard Scientifics *	1,860	24,087
Safety Insurance Group	1,070	85,600
Selective Insurance Group	1,338	79,210
ServisFirst Bancshares	450	18,882
Simmons First National, Cl A	3,861	116,602
Solar Capital	1,554	31,671
Southside Bancshares	2,480	86,378
State Street	3,089	308,220
Sterling Bancorp	1,567	37,216
Stewart Information Services	1,699	70,865
SunTrust Banks	6,264	418,435
SVB Financial Group *	464	139,019
Synchrony Financial	205	6,800
Synovus Financial	1,048	54,779
TCF Financial	9	223
Texas Capital Bancshares *	374	36,895
Tompkins Financial	84	6,527

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Financials — continued
Triangle Capital	741	$8,588
TrustCo Bank NY	8,883	75,950
Trustmark	147	4,603
UMB Financial	235	17,996
Umpqua Holdings	1,023	24,102
United Bankshares	671	22,780
United Community Banks	1,935	61,785
United Fire Group	1,782	89,617
Universal Insurance Holdings	188	6,101
Unum Group	928	44,897
US Bancorp	17,929	904,517
Valley National Bancorp	2,035	25,539
Virtus Investment Partners	460	53,061
Waddell & Reed Financial, Cl A	4,831	97,779
Walker & Dunlop	341	19,475
Washington Federal	737	23,400
Webster Financial	12	722
Wells Fargo	26,641	1,384,265
Westamerica Bancorporation	1,683	93,928
Wintrust Financial	198	17,711
WisdomTree Investments	3,820	40,377
World Acceptance *	338	34,645

		20,273,935

Health Care — 2.1%
Abaxis	827	55,053
Abbott Laboratories	61	3,546
AbbVie	772	74,537
Acorda Therapeutics *	2,749	63,502
Alexion Pharmaceuticals *	8	941
Allergan	17	2,612
AMAG Pharmaceuticals *	2,521	51,807
Amedisys *	115	7,600
AmerisourceBergen, Cl A	14	1,268
Amgen	857	149,529
AMN Healthcare Services *	173	11,565
Analogic	612	50,857
AngioDynamics *	3,272	63,411
Anika Therapeutics *	99	4,357

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Health Care — continued
Anthem	225	$53,098
Baxter International	164	11,398
Biogen *	83	22,709
BioTelemetry *	160	6,112
Bristol-Myers Squibb	247	12,876
Cambrex *	855	45,272
Celgene *	167	14,546
Centene *	96	10,424
Cerner *	217	12,640
Chemed	52	16,027
Cigna	279	47,938
Community Health Systems *	6,732	25,447
Computer Programs & Systems	1,742	51,999
CONMED	1,188	77,256
Cooper	26	5,946
Corcept Therapeutics *	388	6,472
CVS Health	6,716	468,978
DaVita *	121	7,598
Diplomat Pharmacy *	2,773	60,424
Edwards Lifesciences *	77	9,807
Eli Lilly	124	10,053
Emergent BioSolutions *	143	7,416
Enanta Pharmaceuticals *	64	5,955
Ensign Group	247	6,884
Express Scripts Holding *	1,469	111,203
Haemonetics *	1,301	101,530
HealthEquity *	200	13,134
HMS Holdings *	2,976	53,598
Humana	109	32,066
Impax Laboratories *	2,452	46,098
Innoviva *	299	4,336
Inogen *	65	9,138
Integer Holdings *	123	6,753
Integra LifeSciences Holdings *	1,455	89,672
Intuitive Surgical *	366	161,325
Invacare	2,355	42,861
Johnson & Johnson	1,202	152,041
Kindred Healthcare *	4,806	42,773
Laboratory Corp of America Holdings *	7	1,195
LHC Group *	125	9,303

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Health Care — continued
Ligand Pharmaceuticals *	81	$12,543
Luminex	324	6,917
Magellan Health *	1,260	105,651
McKesson	35	5,467
Medicines *	2,210	66,499
Medtronic	376	30,129
Merck	1,435	84,478
Meridian Bioscience	381	5,563
Merit Medical Systems *	199	9,652
MiMedx Group *	515	4,228
Momenta Pharmaceuticals *	357	7,426
Myriad Genetics *	271	7,667
Natus Medical *	173	5,718
Neogen *	196	13,357
Omnicell *	158	6,810
OraSure Technologies *	284	5,035
Patterson	608	14,154
Perrigo	42	3,282
Pfizer	4,820	176,460
Premier, Cl A *	102	3,365
Repligen *	174	6,438
Select Medical Holdings *	3,197	57,706
Spectrum Pharmaceuticals *	2,240	35,661
Supernus Pharmaceuticals *	200	9,380
Tivity Health *	146	5,249
UnitedHealth Group	523	123,637
Varex Imaging *	1,261	45,383
Varian Medical Systems *	55	6,357
Veeva Systems, Cl A *	3,985	279,468
Vertex Pharmaceuticals *	8	1,225
Waters *	10	1,884
WellCare Health Plans *	1,326	272,042

		3,833,717

Industrials — 3.0%
AAR	1,975	85,518
ABM Industries	2,774	86,355
Actuant, Cl A	2,125	50,044
Acuity Brands	58	6,947
Aegion, Cl A *	2,426	55,046

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Industrials — continued
Aerojet Rocketdyne Holdings *	284	$7,935
Aerovironment *	96	5,232
Albany International, Cl A	109	6,447
Allegiant Travel, Cl A	285	45,671
Allison Transmission Holdings	4,163	162,315
American Airlines Group	87	3,735
American Woodmark *	59	4,850
AMETEK	492	34,342
Apogee Enterprises	143	5,879
Applied Industrial Technologies	2,046	130,842
ArcBest	1,517	48,696
ASGN *	177	14,272
Astec Industries	1,021	56,727
Atlas Air Worldwide Holdings *	1,410	89,394
Axon Enterprise *	203	8,522
AZZ	1,206	53,727
Barnes Group	159	8,829
Boeing	1,475	492,000
Brady, Cl A	1,402	51,033
Briggs & Stratton	3,087	55,659
Carlisle	1,004	108,161
Caterpillar	77	11,116
Chart Industries *	1,676	95,096
CIRCOR International	1,117	47,327
Clean Harbors *	238	10,900
Comfort Systems USA	157	6,625
CSX	255	15,144
Cubic	904	55,822
Cummins	174	27,816
Delta Air Lines	1,288	67,259
Dover	190	17,613
DXP Enterprises *	1,095	39,749
Eaton	311	23,334
Echo Global Logistics *	1,596	43,571
Encore Wire	1,395	73,447
EnPro Industries	78	5,862
ESCO Technologies	104	5,808
Essendant	3,557	26,464
Expeditors International of Washington	23	1,469
Exponent	90	7,776

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Industrials — continued
Federal Signal	2,947	$63,832
Fluor	168	9,904
Forward Air	118	6,371
Franklin Electric	1,176	48,216
FTI Consulting *	1,987	116,041
General Cable	2,732	81,004
General Dynamics	55	11,072
General Electric	2,609	36,709
Gibraltar Industries *	1,606	56,451
Greenbrier	1,532	67,178
Harris	7	1,095
Harsco *	322	6,585
Hawaiian Holdings	2,757	113,588
Hillenbrand	1,387	64,287
Honeywell International	557	80,587
Hub Group, Cl A *	1,929	84,780
Huntington Ingalls Industries	56	13,620
Ingersoll-Rand	381	31,962
Insperity	135	10,834
Interface, Cl A	267	5,874
John Bean Technologies	107	11,529
Johnson Controls International	36	1,219
Kaman	1,703	103,270
Kansas City Southern	245	26,124
KAR Auction Services	569	29,582
Kelly Services, Cl A	2,144	62,733
Korn	211	11,280
L3 Technologies	640	125,363
Lindsay	510	44,809
Lockheed Martin	156	50,051
LSC Communications	2,343	40,956
Lydall *	115	5,129
ManpowerGroup	1,047	100,219
Marten Transport	1,645	32,078
Matson	2,539	74,215
Matthews International, Cl A	1,763	86,651
Mercury Systems *	183	5,871
Mobile Mini	1,572	66,024
Moog, Cl A	1,048	85,905
Mueller Industries	3,161	85,916

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Industrials — continued
Navigant Consulting *	2,887	$61,753
Nielsen Holdings	733	23,053
Norfolk Southern	43	6,169
PACCAR	143	9,105
Patrick Industries *	100	5,690
Powell Industries	158	4,748
Proto Labs *	86	10,247
Quanex Building Products	288	4,939
Raven Industries	174	6,368
Regal Beloit	85	6,052
Republic Services, Cl A	1,313	84,925
Robert Half International	82	4,982
Rockwell Automation	406	66,799
Roper Technologies	9	2,378
Saia *	604	39,894
Simpson Manufacturing	143	7,819
SkyWest	2,750	156,475
Snap-on	3	436
Southwest Airlines	60	3,170
SPX *	2,501	79,132
SPX FLOW *	2,253	101,385
Standex International	68	6,593
Team *	2,118	35,900
Tennant	714	52,836
Tetra Tech	1,222	59,145
Titan International	2,721	28,026
Toro	10	584
Trex *	109	11,323
Triumph Group	2,757	65,203
TrueBlue *	2,544	67,798
UniFirst	388	62,313
Union Pacific	616	82,316
United Rentals *	50	7,500
Universal Forest Products	1,526	48,649
US Ecology	91	4,850
Viad	113	5,735
Wabash National	2,007	40,260
WageWorks *	159	6,622
Watts Water Technologies, Cl A	831	61,910

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Industrials — continued
WW Grainger	132	$37,138

		5,589,510

Information Technology — 8.7%
8x8 *	2,831	57,328
Accenture, Cl A	1,024	154,829
Activision Blizzard	288	19,109
Adobe Systems *	348	77,117
Advanced Energy Industries *	143	8,516
Advanced Micro Devices *	4,440	48,307
Agilysys *	453	5,336
Alphabet, Cl A *	15	15,279
Alphabet, Cl C *	125	127,166
Analog Devices	83	7,250
Anixter International *	1,518	89,410
ANSYS *	8	1,293
Apple	1,238	204,592
Applied Optoelectronics *	98	3,132
Arista Networks *	1,585	419,312
Autodesk *	746	93,921
Badger Meter	140	5,943
Benchmark Electronics	3,084	81,109
Blucora *	2,999	77,974
Booz Allen Hamilton Holding, Cl A	1,382	54,769
Bottomline Technologies *	180	7,114
Broadcom	227	52,078
Brooks Automation	275	6,842
Cabot Microelectronics	93	9,435
CACI International, Cl A *	1,275	192,589
Cardtronics *	2,697	70,796
CDK Global	3,219	210,008
CEVA *	139	4,531
Check Point Software Technologies *	1,646	158,855
Cisco Systems	8,857	392,277
Cognex	1,083	50,089
Cognizant Technology Solutions, Cl A	2,211	180,904
Cray *	2,709	64,610
CSG Systems International	1,145	48,995
CTS	1,640	49,118
Diodes *	2,670	76,229

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Information Technology — continued
DXC Technology	1,649	$169,946
Ebix	84	6,510
Electronics For Imaging *	2,540	70,358
ePlus *	67	5,350
EVERTEC	2,106	38,435
ExlService Holdings *	134	7,747
Extreme Networks *	509	5,446
F5 Networks *	1,477	240,884
Fabrinet *	2,181	61,526
Facebook, Cl A *	2,018	347,096
FARO Technologies *	84	4,242
Fidelity National Information Services	261	24,787
Finisar *	451	7,027
First Solar *	1,700	120,547
FLIR Systems	1,065	57,031
FormFactor *	380	4,361
Fortinet *	10,384	574,857
GoDaddy, Cl A *	4,763	307,499
Guidewire Software *	2,615	221,281
Hewlett Packard Enterprise	12	205
HP	8,396	180,430
IAC *	510	82,691
II-VI *	203	7,734
Insight Enterprises *	2,172	76,997
Intel	1,767	91,213
International Business Machines	920	133,363
Intuit	2,446	451,996
IPG Photonics *	390	83,082
Itron *	1,115	72,921
Juniper Networks	8,971	220,597
KEMET *	210	3,616
KLA-Tencor	87	8,851
Kulicke & Soffa Industries *	287	6,569
Lam Research	83	15,360
Leidos Holdings	2,337	150,106
LogMeIn	2,003	220,731
Lumentum Holdings *	1,513	76,331
ManTech International, Cl A	1,741	102,876
Marvell Technology Group	6,725	134,904
Mastercard, Cl A	1,871	333,543

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Information Technology — continued
Maxim Integrated Products	130	$7,085
MaxLinear, Cl A *	262	5,850
Methode Electronics	1,202	47,960
Microchip Technology	97	8,115
Micron Technology *	7,204	331,240
Microsemi *	2,093	135,396
Microsoft	1,601	149,726
MicroStrategy, Cl A *	387	49,327
Monotype Imaging Holdings	236	5,227
MTS Systems	1,165	59,182
National Instruments	3,168	129,540
NetApp	92	6,125
NETGEAR *	1,673	92,517
NIC	396	5,881
NVIDIA	432	97,157
NXP Semiconductors *	2,064	216,514
Oclaro *	5,140	40,709
ON Semiconductor *	4,470	98,698
Oracle	1,028	46,949
OSI Systems *	755	48,335
Palo Alto Networks *	1,251	240,830
Park Electrochemical	2,992	50,954
PayPal Holdings *	111	8,282
Perficient *	3,362	83,142
Plexus *	2,007	110,064
Power Integrations	789	53,494
Progress Software	178	6,574
PTC *	693	57,069
Qorvo *	677	45,630
QUALCOMM	136	6,937
Qualys *	120	9,234
Rambus *	475	6,413
Red Hat *	122	19,893
Rogers *	69	7,362
salesforce.com *	6,151	744,208
Sanmina *	4,089	120,626
ScanSource *	1,692	58,036
Semtech *	1,815	71,330
ServiceNow *	3,936	653,926
Shopify, Cl A *	1,026	137,104

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Information Technology — continued
SINA *	5,210	$497,762
Skyworks Solutions	1,020	88,495
SolarEdge Technologies *	132	6,950
Splunk *	1,733	177,892
SPS Commerce *	102	6,994
Stamps.com *	60	13,665
Super Micro Computer *	2,131	37,719
Sykes Enterprises *	2,644	76,041
Symantec	5,208	144,730
Tableau Software, Cl A *	1,132	96,277
Teradyne	3,345	108,880
Texas Instruments	442	44,832
TiVo	6,167	87,263
Travelport Worldwide	6,990	119,809
Trimble *	1,526	52,800
TTM Technologies *	384	5,353
Twitter *	1,945	58,953
Tyler Technologies *	908	198,779
Ultimate Software Group *	1,150	275,908
Veeco Instruments *	2,808	43,384
Viavi Solutions *	6,201	58,599
Virtusa *	134	6,451
Visa, Cl A	3,331	422,637
VMware, Cl A *	5,007	667,232
Western Digital	764	60,196
Workday, Cl A *	4,464	557,285
Xilinx	925	59,422
Xperi	1,972	43,384
Zebra Technologies, Cl A *	1,116	150,470

		16,096,011

Materials — 1.3%
A Schulman	1,629	69,884
AdvanSix *	1,228	43,987
AK Steel Holding *	16,781	77,025
Balchem	830	73,239
Boise Cascade	2,340	97,344
Century Aluminum *	2,757	48,165
CF Industries Holdings	9,093	352,808
Clearwater Paper *	1,060	25,069

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Materials — continued
Crown Holdings *	949	$47,298
Domtar	2,836	124,500
DowDuPont	250	15,810
Eastman Chemical	410	41,853
Freeport-McMoRan	1,639	24,929
Hawkins	1,083	35,198
Haynes International	1,080	45,155
HB Fuller	1,713	84,742
Huntsman	3,600	107,172
Ingevity *	156	11,985
Innophos Holdings	1,220	50,484
Innospec	627	45,583
International Paper	617	31,813
Kaiser Aluminum	933	91,938
KapStone Paper and Packaging	4,716	162,325
Koppers Holdings *	122	5,344
Kraton *	141	6,439
LyondellBasell Industries, Cl A	846	89,448
Materion	1,376	69,832
Monsanto	28	3,510
Neenah	71	5,538
Nucor	106	6,532
Olin	42	1,268
Packaging Corp of America	135	15,618
PH Glatfelter	2,939	61,396
Quaker Chemical	54	7,937
Rayonier Advanced Materials	3,066	65,612
Royal Gold	198	17,582
Schweitzer-Mauduit International	1,587	61,941
Stepan	1,039	73,062
SunCoke Energy *	3,610	41,479
TimkenSteel *	2,539	42,630
Tredegar	2,167	38,139
US Concrete *	89	5,202

		2,326,815

Real Estate — 0.7%
Acadia Realty Trust ‡	4,419	104,288
Agree Realty ‡	1,002	48,978
Armada Hoffler Properties ‡	577	7,830

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — continued
Real Estate — continued
AvalonBay Communities ‡	7	$1,141
CareTrust ‡	475	6,275
CBL & Associates Properties ‡	9,852	41,181
CBRE Group, Cl A *	267	12,098
Cedar Realty Trust ‡	1,450	5,641
Chatham Lodging Trust ‡	3,463	65,970
Chesapeake Lodging Trust ‡	3,192	94,292
Community Healthcare Trust ‡	2,373	60,512
CoreCivic ‡	217	4,375
DiamondRock Hospitality ‡	9,768	107,936
EastGroup Properties ‡	80	7,182
Essex Property Trust ‡	7	1,678
Extra Space Storage ‡	16	1,433
Franklin Street Properties ‡	7,813	60,785
Government Properties Income Trust ‡	5,817	72,654
Hersha Hospitality Trust, Cl A ‡	3,384	63,552
HFF, Cl A	126	4,428
Host Hotels & Resorts ‡	607	11,873
Independence Realty Trust ‡	7,029	66,073
Iron Mountain ‡	10	339
Kite Realty Group Trust ‡	5,468	80,489
Lexington Realty Trust ‡	825	6,633
LTC Properties ‡	1,126	40,705
Pennsylvania Real Estate Investment Trust ‡	5,115	49,513
Prologis ‡	132	8,568
PS Business Parks ‡	27	3,113
Public Storage ‡	9	1,816
Ramco-Gershenson Properties Trust ‡	478	5,712
RE/MAX Holdings, Cl A	1,405	76,081
Retail Opportunity Investments ‡	3,270	56,244
Simon Property Group ‡	737	115,223
Summit Hotel Properties ‡	496	7,182
Urstadt Biddle Properties, Cl A ‡	3,112	61,835
Weyerhaeuser ‡	39	1,434
Whitestone, Cl B ‡	536	5,816

		1,370,878

Telecommunication Services — 0.2%
AT&T	5,406	176,776
Cogent Communications Holdings	153	7,214

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares/ Face Amount	Value
United States — continued
Telecommunication Services — continued
Frontier Communications	487	$4,042
Sprint *	1,093	6,132
T-Mobile US *	324	19,605
Verizon Communications	1,539	75,950
Vonage Holdings *	900	10,062

		299,781

Utilities — 0.2%
AES	6,248	76,476
American Electric Power	244	17,075
American States Water	181	10,085
Avista	239	12,395
CenterPoint Energy	2,784	70,519
El Paso Electric	173	8,832
Entergy	316	25,782
FirstEnergy	2,630	90,472
NRG Energy	93	2,883
South Jersey Industries	362	11,186
Spire	172	12,410

		338,115

		58,791,751

TOTAL COMMON STOCK (Cost $103,759,234)		113,416,114

ASSET-BACKED SECURITIES — 13.6%
Automotive — 3.2%
BMW Vehicle Lease Trust, Ser 2017-2, Cl A3 Callable 05/20/2018 @ $100 2.070%, 10/20/2020	$325,000	321,387
Ford Credit Floorplan Master Owner Trust, Ser 2017-1, Cl A1 2.070%, 05/15/2022	1,500,000	1,473,619
Honda Auto Receivables Owner Trust, Ser 2016-2, Cl A4 Callable 07/15/2019 @ $100 1.620%, 08/15/2022	1,555,000	1,534,911

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Automotive — continued
Nissan Auto Receivables Owner Trust, Ser 2017-A, Cl A3 Callable 02/15/2021 @ $100 1.740%, 08/16/2021	$1,000,000	$986,063
Toyota Auto Receivables Owner Trust, Ser 2017-D, Cl A4 Callable 06/15/2021 @ $100 2.120%, 02/15/2023	1,500,000	1,464,024
Toyota Auto Receivables Owner Trust, Ser 2018-A, Cl A3 Callable 09/15/2021 @ $100 2.350%, 05/16/2022	225,000	222,738

		6,002,742

Credit Cards — 3.2%
American Express Credit Account Master Trust, Ser 2017-1, Cl A 1.930%, 09/15/2022	1,000,000	984,490
American Express Credit Account Master Trust, Ser 2017-6, Cl A 2.040%, 05/15/2023	1,500,000	1,468,704
Capital One Multi-Asset Execution Trust, Ser 2017-A4, Cl A4 1.990%, 07/17/2023	1,500,000	1,469,402
Citibank Credit Card Issuance Trust, Ser 2017-A3, Cl A3 1.920%, 04/07/2022	1,000,000	982,968
Citibank Credit Card Issuance Trust, Ser 2017-A8, Cl A8 1.860%, 08/08/2022	100,000	97,778
Citibank Credit Card Issuance Trust, Ser 2018-A1, Cl A1 2.490%, 01/20/2023	1,000,000	988,083

		5,991,425

Other Asset-Backed Securities — 7.2%
AIMCO CLO, Ser 2018-AA, Cl B 3.241%, 04/17/2031	750,000	741,736

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Other Asset-Backed Securities — continued
Atrium XII, Ser 2017-12A, Cl DR Callable 07/22/2018 @ $100 5.162%, VAR ICE LIBOR USD 3 Month+2.800%, 04/22/2027 (A)	$582,000	$583,887
Benefit Street Partners CLO VIII, Ser 2018-8A, Cl CR 5.109%, VAR ICE LIBOR USD 3 Month+2.750%, 01/20/2031 (A)	313,000	307,962
CBAM CLO, Ser 2018-5A, Cl B1 3.702%, VAR ICE LIBOR USD 3 Month+1.400%, 04/17/2031 (A)	780,000	771,447
Dryden 57 CLO, Ser 2018-57A, Cl C Callable 05/15/2020 @ $100 3.590%, VAR ICE LIBOR USD 3 Month+1.700%, 05/15/2031 (A)	608,000	600,438
Elm CLO, Ser 2014-1A, Cl CR Callable 04/17/2019 @ $100 5.303%, VAR ICE LIBOR USD 3 Month+2.950%, 01/17/2029 (A)	825,000	831,875
Greenwood Park CLO, Ser 2018-1A, Cl C Callable 04/15/2020 @ $100 3.725%, VAR ICE LIBOR USD 3 Month+1.700%, 04/15/2031 (A)	250,000	246,796
Greenwood Park CLO, Ser 2018-1A, Cl D Callable 04/15/2020 @ $100 4.525%, VAR ICE LIBOR USD 3 Month+2.500%, 04/15/2031 (A)	375,000	367,471
Kingsland VIII, Ser 2018-8A, Cl A 2.955%, VAR ICE LIBOR USD 3 Month+1.120%, 04/20/2031 (A)	1,200,000	1,199,371
Kingsland VIII, Ser 2018-8A, Cl B 3.315%, VAR ICE LIBOR USD 3 Month+1.480%, 04/20/2031 (A)	1,425,000	1,409,537
Kingsland VIII, Ser 2018-8A, Cl C 3.735%, VAR ICE LIBOR USD 3 Month+1.900%, 04/20/2031 (A)	750,000	740,777
Madison Park Funding XI, Ser 2017-11A, Cl AR Callable 07/23/2018 @ $100 3.522%, VAR ICE LIBOR USD 3 Month+1.160%, 07/23/2029 (A)	607,000	607,182

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Other Asset-Backed Securities — continued
Madison Park Funding XXX, Ser 2018-30A, Cl C 4.039%, VAR ICE LIBOR USD 3 Month+1.700%, 04/15/2029 (A)	$275,000	$275,000
Madison Park Funding XXX, Ser 2018-30A, Cl D 4.839%, VAR ICE LIBOR USD 3 Month+2.500%, 04/15/2029 (A)	525,000	525,000
Mariner CLO, Ser 2015-1A, Cl CR Callable 04/20/2019 @ $100 4.859%, VAR ICE LIBOR USD 3 Month+2.500%, 04/20/2029 (A)	500,000	502,452
Mariner CLO, Ser 2018-5A, Cl A 3.324%, VAR ICE LIBOR USD 3 Month+1.110%, 04/25/2031 (A)	250,000	250,100
Mariner CLO, Ser 2018-5A, Cl C 4.014%, VAR ICE LIBOR USD 3 Month+1.800%, 04/25/2031 (A)	415,000	409,893
Mariner CLO, Ser 2018-5A, Cl D 4.864%, VAR ICE LIBOR USD 3 Month+2.650%, 04/25/2031 (A)	400,000	392,015
TCW CLO, Ser 2018-1A, Cl D 5.265%, VAR ICE LIBOR USD 3 Month+2.910%, 04/25/2031 (A)	750,000	742,500
Voya CLO, Ser 2018-1A, Cl B Callable 04/19/2020 @ $100 4.143%, VAR ICE LIBOR USD 3 Month+1.800%, 04/19/2031 (A)	450,000	447,543
York CLO, Ser 2017-1A, Cl AR Callable 01/22/2020 @ $100 3.512%, VAR ICE LIBOR USD 3 Month+1.150%, 01/22/2031 (A)	837,000	843,814
York CLO, Ser 2017-1A, Cl CR Callable 01/22/2020 @ $100 4.212%, VAR ICE LIBOR USD 3 Month+1.850%, 01/22/2031 (A)	310,000	309,689
York CLO, Ser 2017-1A, Cl DR Callable 01/22/2020 @ $100 4.962%, VAR ICE LIBOR USD 3 Month+2.600%, 01/22/2031 (A)	250,000	244,988

		13,351,473

TOTAL ASSET-BACKED SECURITIES (Cost $25,514,408)		25,345,640

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

REGISTERED INVESTMENT COMPANIES — 3.0%
	Shares/Face Amount	Value
Credit Suisse Floating Rate High Income Fund, Cl I	445,072	$3,048,742
Goldman Sachs BDC	715	13,807
Golub Capital BDC	1,270	22,860
Nuveen Symphony Floating Rate Income Fund, Cl I	124,367	2,441,319

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $5,531,403)		5,526,728

U.S. TREASURY OBLIGATIONS — 2.5%
U.S. Treasury Bills 1.431%, 06/07/2018 (B)(C)	$1,920,000	1,916,767
U.S. Treasury Bonds 8.000%, 11/15/2021	100,000	117,852
2.250%, 08/15/2046	69,000	58,022
U.S. Treasury Notes 2.250%, 12/31/2023	113,000	109,508
2.250%, 01/31/2024	114,000	110,424
2.250%, 10/31/2024	73,000	70,265
2.125%, 12/31/2021	58,000	56,829
2.125%, 09/30/2021	70,000	68,704
2.125%, 12/31/2022	88,000	85,504
2.125%, 03/31/2024	114,000	109,489
2.125%, 02/29/2024	114,000	109,591
2.000%, 10/31/2022	71,000	68,701
2.000%, 10/31/2021	58,000	56,659
2.000%, 06/30/2024	82,000	77,970
2.000%, 11/30/2022	202,000	195,356
1.875%, 03/31/2022	149,000	144,332
1.875%, 02/28/2022	72,000	69,801
1.875%, 01/31/2022	92,000	89,262
1.875%, 04/30/2022	96,000	92,888
1.875%, 10/31/2022	52,000	50,048
1.875%, 09/30/2022	146,000	140,645
1.875%, 07/31/2022	156,000	150,552
1.750%, 05/31/2022	96,000	92,366
1.750%, 06/30/2022	99,000	95,175
1.750%, 05/15/2023	149,000	141,672
1.625%, 04/30/2023	93,000	87,932
1.500%, 03/31/2023	49,000	46,102
1.250%, 10/31/2021	166,000	158,044

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,639,637)		4,570,460

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

SOVEREIGN DEBT — 2.3%
	Face Amount(1)		Value
Australia Government International Bond 4.250%, 04/21/2026	AUD	71,000	$59,377
3.000%, 03/21/2047	AUD	42,000	29,852
2.750%, 04/21/2024	AUD	78,000	59,356
2.250%, 05/21/2028	AUD	87,000	62,471
Bundesrepublik Deutschland Bundesanleihe 4.750%, 07/04/2040	EUR	59,000	123,277
3.250%, 07/04/2042	EUR	10,000	17,539
Canadian Government International Bond 5.750%, 06/01/2033	CAD	10,000	11,138
5.000%, 06/01/2037	CAD	25,000	27,245
3.250%, 06/01/2021	CAD	44,000	35,525
2.750%, 06/01/2022	CAD	49,000	39,158
2.500%, 06/01/2024	CAD	54,000	42,771
2.250%, 06/01/2025	CAD	51,000	39,766
1.500%, 06/01/2023	CAD	55,000	41,507
1.500%, 06/01/2026	CAD	52,000	38,234
1.000%, 09/01/2022	CAD	45,000	33,463
0.750%, 09/01/2020	CAD	90,000	68,226
0.750%, 03/01/2021	CAD	54,000	40,632
0.750%, 09/01/2021	CAD	59,000	44,059
0.500%, 03/01/2022	CAD	59,000	43,309
Finland Government International Bond 2.625%, 07/04/2042(A)	EUR	18,000	28,219
French Government Bond OAT 4.500%, 04/25/2041	EUR	33,000	64,113
French Republic Government Bond OAT 4.000%, 10/25/2038	EUR	17,000	30,410
Indonesia Treasury Bond 8.375%, 03/15/2024	IDR	11,200,000,000	863,143
8.375%, 09/15/2026	IDR	6,000,000,000	466,415
8.250%, 07/15/2021	IDR	9,150,000,000	690,566
8.250%, 05/15/2036	IDR	1,300,000,000	100,122
7.000%, 05/15/2022	IDR	1,500,000,000	109,434
Ireland Government International Bond 2.000%, 02/18/2045	EUR	35,000	44,941
1.700%, 05/15/2037	EUR	21,000	26,069
Italy Buoni Poliennali Del Tesoro 6.500%, 11/01/2027	EUR	23,000	39,503
6.000%, 05/01/2031	EUR	31,000	53,933
5.250%, 11/01/2029	EUR	15,000	24,237
5.000%, 09/01/2040	EUR	23,000	38,517

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

SOVEREIGN DEBT — continued
	Face Amount(1)/Shares		Value
4.750%, 09/01/2028 (A)	EUR	105,000	$161,327
4.750%, 09/01/2044 (A)	EUR	18,000	29,694
3.250%, 09/01/2046 (A)	EUR	18,000	23,814
2.700%, 03/01/2047 (A)	EUR	20,000	23,848
Japan Government Thirty Year Bond 2.500%, 09/20/2036	JPY	1,200,000	14,898
2.300%, 06/20/2035	JPY	4,000,000	48,088
2.300%, 12/20/2036	JPY	7,100,000	85,981
Japan Government Twenty Year Bond 1.000%, 12/20/2035	JPY	1,500,000	15,041
0.700%, 03/20/2037	JPY	5,000,000	47,483
Netherlands Government International Bond 3.750%, 01/15/2042 (A)	EUR	56,000	104,469
2.750%, 01/15/2047 (A)	EUR	32,000	52,892
Norwegian Government International Bond 3.000%, 03/14/2024 (A)	NOK	147,000	19,748
1.750%, 03/13/2025 (A)	NOK	187,000	23,380
1.750%, 02/17/2027 (A)	NOK	187,000	23,109
1.500%, 02/19/2026 (A)	NOK	191,000	23,320
Spain Government International Bond 5.150%, 10/31/2044 (A)	EUR	13,000	24,926
4.900%, 07/30/2040 (A)	EUR	13,000	23,562
Swiss Confederation Government Bond 3.500%, 04/08/2033	CHF	10,000	14,698
2.500%, 03/08/2036	CHF	16,000	21,854
1.500%, 04/30/2042	CHF	18,000	22,081
1.250%, 06/27/2037	CHF	17,000	19,649

TOTAL SOVEREIGN DEBT (Cost $4,347,510)			4,260,389

EXCHANGE TRADED FUNDS — 0.8%
BB Biotech		880	59,425
iShares Core S&P Small-Capital ETF		340	26,459
iShares MSCI ACWI ETF		2,568	184,870
iShares MSCI Europe Financials ETF		16,400	385,072
iShares MSCI Indonesia ETF		15,300	388,007
iShares Russell 1000 Value ETF		331	39,833
iShares S&P Small-Capital 600 Value ETF		473	72,606
PowerShares Global Listed Private Equity Portfolio		24,500	298,900

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

EXCHANGE TRADED FUNDS — continued
	Shares/ Number of Rights	Value
SPDR S&P 500 ETF Trust	119	$31,477

TOTAL EXCHANGE TRADED FUNDS (Cost $1,487,309)		1,486,649

PREFERRED STOCK — 0.3%
Brazil — 0.1%
Banco Bradesco 3.260%	6,600	65,035
Braskem 3.900%	700	9,078
Itau Unibanco Holding 0.420%	9,000	130,689

		204,802

Germany — 0.1%
FUCHS PETROLUB 0.000%	1,103	59,175
Sartorius 0.570%	543	83,238
Schaeffler 3.391%	2,636	40,863

		183,276

South Korea — 0.1%
Samsung Electronics 0.000%	53	105,124

TOTAL PREFERRED STOCK (Cost $432,858)		493,202

RIGHTS — 0.0%
Hong Kong — 0.0%
Fosun International *	26	—

TOTAL RIGHTS (Cost $—)		—

TOTAL INVESTMENTS — 83.4% (Cost $145,712,359)		$155,099,182

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

Percentages are based on Net Assets of $185,772,679.

*	Non-income producing security.
(1)	In U.S. dollars unless otherwise indicated.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of April 30, 2018 was $13,953,222 and represents 7.51% of Net Assets.
(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	Security has been pledged as collateral on open futures contracts.
‡	Real Estate Investment Trust

ACWI — All Country World Index

ADR — American Depositary Receipt

AUD — Australian Dollar

BDC — Business Development Company

CAD — Canadian Dollar

CHF— Swiss Franc

Cl — Class

CLO — Collateralized Loan Obligation

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

EUR — Euro

GBP — British Pound

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

OAT — Obligations Assimilables du Tresor

S&P — Standard & Poor’s

S&P CNX Nifty — National Stock Exchange of India

Ser — Series

SGX — Singapore Exchange Limited

SPDR — Standard & Poor’s Depositary Receipt

TOPIX — Tokyo Stock Price Index

USD — United States Dollar

VAR — Variable Rate

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

A list of the outstanding forward foreign currency contracts held by the Fund at April 30, 2018, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Morgan Stanley	06/20/18	USD	9,890,878	EUR	7,980,000	$(215,547)
Morgan Stanley	06/20/18	CAD	654,200	USD	500,578	(9,573)
Morgan Stanley	06/20/18	AUD	284,500	USD	219,285	5,066
Morgan Stanley	06/20/18	GBP	27,200	USD	38,102	560
Morgan Stanley	06/20/18	USD	4,699,993	JPY	496,523,000	(141,703)
Morgan Stanley	06/20/18	USD	7,488,320	INR	492,080,000	(132,956)
Morgan Stanley	06/20/18	JPY	23,240,700	USD	220,859	7,500
Morgan Stanley	06/20/18	EUR	785,200	USD	971,721	19,707
Morgan Stanley	06/20/18	USD	2,699	CAD	3,400	(48)
Morgan Stanley	06/20/18	USD	3,033	AUD	3,900	(96)
Morgan Stanley	06/20/18	CHF	77,900	USD	82,243	3,274
Morgan Stanley	06/20/18	NOK	716,500	USD	92,990	3,508
Morgan Stanley	06/20/18	USD	38,249	GBP	27,200	(708)

						$(461,016)

The open futures contracts held by the Fund at April 30, 2018, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-MINI	(32)	Jun-2018	(3,252,073)	(3,242,400)	$9,673
MSCI Emerging Markets E-MINI	(22)	Jun-2018	(1,343,324)	(1,267,420)	75,904
Russell 1000 Value Index E-MINI	99	Jun-2018	6,082,443	5,856,345	(226,098)
Russell 2000 Index E-MINI	113	Jun-2018	9,046,169	8,722,470	(323,699)
S&P 500 Index E-MINI	(68)	Jun-2018	(9,443,132)	(8,999,800)	443,332
SGX S&P CNX Nifty Index	362	May-2018	7,671,684	7,808,340	136,656
TOPIX Index	10	Jun-2018	1,604,414	1,627,790	69,498

			$10,366,181	$10,505,325	$185,266

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

The following table summarizes the inputs used as of April 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value:

Investment in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Austria	$—	$242,057	$—	$242,057
Belgium	—	637,253	—	637,253
Brazil	6,897,558	—	—	6,897,558
Canada	568,694	—	—	568,694
China	601,377	—	—	601,377
Czech Republic	—	117,690	—	117,690
Denmark	—	650,987	—	650,987
Finland	—	258,547	—	258,547
France	—	3,371,428	—	3,371,428
Germany	—	2,243,425	—	2,243,425
Hong Kong	—	1,672,324	—	1,672,324
Indonesia	—	5,594,430	—	5,594,430
Ireland	—	371,188	—	371,188
Italy	—	1,822,035	—	1,822,035
Japan	—	19,539,209	—	19,539,209
Luxembourg		50,647	—	50,647
Mexico	76,922	—	—	76,922
Netherlands	137,667	1,450,406	—	1,588,073
Norway	—	455,546	—	455,546
Poland	—	305,755	—	305,755
Portugal	—	47,943	—	47,943
South Africa	—	99,684	—	99,684
South Korea	—	642,394	—	642,394
Spain	—	2,333,047	—	2,333,047
Sweden	51,456	1,768,315	—	1,819,771
Switzerland	—	1,517,074	—	1,517,074
Taiwan	—	270,409	—	270,409
United Kingdom	—	828,896	—	828,896
United States	58,791,751	—	—	58,791,751

Total Common Stock	67,125,425	46,290,689	—	113,416,114

Asset-Backed Securities	—	25,345,640	—	25,345,640
Registered Investments Companies	5,526,728	—	—	5,526,728
U.S. Treasury Obligations	—	4,570,460	—	4,570,460
Sovereign Debt	—	4,260,389	—	4,260,389
Exchange Traded Funds	1,427,224	59,425	—	1,486,649

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

Investment in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock
Brazil	$204,802	$—	$—	$204,802
Germany	183,276	—	—	183,276
South Korea	105,124	—	—	105,124

Total Preferred Stock	493,202	—	—	493,202

Rights	—	—	—	—

Total Investment in Securities	$74,572,579	$80,526,603	$—	$155,099,182

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Contracts *
Unrealized Appreciation	$—	$39,615	$—	$39,615
Unrealized Depreciation	—	(500,631)	—	(500,631)
Futures Contracts *
Unrealized Appreciation	735,063	—	—	735,063
Unrealized Depreciation	(549,797)	—	—	(549,797)

Total Investments in Securities	$185,266	$(461,016)	$—	$(275,750)

*	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument

Amounts designated as “— “ are $0.

For the six months ended April 30, 2018, there were transfers between Level 1 and Level 2 assets and liabilities due to market closures in the amount of $28,247,971. For the six months ended April 30, 2018, there were no Level 3 securities.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $145,712,359)	$155,099,182
Foreign Currency, at Value (Cost $60,340)	73,124
Cash and Cash Equivalents	24,893,424
Receivable for Capital Shares Sold	5,125,621
Cash Pledged as Collateral for Forward Foreign Currency Contracts	2,120,000
Dividend and Interest Receivable	370,986
Cash Pledged as Collateral for Futures Contracts	166,873
Receivable for Investment Securities Sold	146,695
Reclaim Receivable	43,313
Unrealized Appreciation on Forward Foreign Currency Contracts	39,615
Unrealized Appreciation on Foreign Spot Currency Contracts	470
Other Prepaid Expenses	21,870

Total Assets	188,101,173

Liabilities:
Payable for Investment Securities Purchased	1,664,188
Unrealized Depreciation on Forward Foreign Currency Contracts	500,631
Payable due to Investment Adviser	57,920
Payable due to Administrator	17,908
Accrued Foreign Capital Gains Tax on Appreciated Securities	15,386
Payable for Capital Shares Redeemed	10,667
Chief Compliance Officer Fees Payable	2,300
Shareholder Servicing Fees Payable	637
Unrealized Depreciation on Foreign Spot Currency Contracts	550
Payable due to Trustees	423
Other Accrued Expenses and Other Payables	57,884

Total Liabilities	2,328,494

Net Assets	$185,772,679

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

NET ASSETS CONSIST OF:
Paid-in Capital	$172,307,335
Undistributed Net Investment Income	49,134
Accumulated Net Realized Gain on Investments, Futures Contracts and Foreign Currency Transactions	4,310,674
Net Unrealized Appreciation on Investments	9,386,823
Net Unrealized Appreciation on Futures Contracts	185,266
Net Unrealized Depreciation on Forward Contracts, Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(451,167)
Accrued Foreign Capital Gains Tax on Appreciated Securities	(15,386)

Net Assets	$185,772,679

Institutional Shares:
Net Assets	$182,969,103
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	16,259,797
Net Asset Value, Offering and Redemption Price Per Share	$11.25

Investor Servicing Shares:
Net Assets	$2,803,576
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	249,019
Net Asset Value, Offering and Redemption Price Per Share	$11.26

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2018 (Unaudited)
Investment Income:
Dividends	$1,252,862
Interest	481,169
Less: Foreign Taxes Withheld	(93,011)

Total Investment Income	1,641,020

Expenses:
Investment Advisory Fees	649,191
Administration Fees	103,870
Trustees’ Fees	7,786
Chief Compliance Officer Fees	2,894
Shareholder Servicing Fees, Investor Shares	985
Custodian Fees	46,631
Transfer Agent Fees	29,070
Pricing Fees	29,012
Registration and Filing Fees	21,558
Printing Fees	17,629
Legal Fees	15,778
Audit Fees	12,183
Other Expenses	7,736

Total Expenses	944,323

Less:
Waiver of Investment Advisory Fees	(434,559)

Net Expenses	509,764

Net Investment Income	1,131,256

Net Realized Gain (Loss) on:
Investments	4,056,411
Futures Contracts	118,515
Forward Contracts and Foreign Currency Transactions	665,867

Net Realized Gain	4,840,793

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(837,845)
Futures Contracts	(298,909)
Foreign Capital Gains Tax on Appreciated Securities	(5,846)
Forward Contracts, Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(782,246)

Net Change in Unrealized Appreciation (Depreciation)	(1,924,846)

Net Realized and Unrealized Gain on Investments, Futures Contracts, Forward Contracts and Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	2,915,947

Net Increase in Net Assets Resulting from Operations	$4,047,203

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net Investment Income	$1,131,256	$2,271,471
Net Realized Gain on Investments, Futures Contracts and Foreign Currency Transactions	4,840,793	6,272,251
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts Forward Contracts, Foreign Currency Transactions and Translation of Other Assets, Foreign Capital Gains Tax on Appreciated Securities and Liabilities Denominated in Foreign Currencies	(1,924,846)	8,789,857

Net Increase in Net Assets Resulting From Operations	4,047,203	17,333,579

Dividends and Distributions:
Net Investment Income:
Institutional Shares	(3,021,305)	(1,726,220)
Investor Servicing Shares	(10,095)	(1,303)
Net Realized Gains:
Institutional Shares	(6,192,267)	(1,388,838)
Investor Servicing Shares	(21,120)	(1,053)

Total Dividends and Distributions	(9,244,787)	(3,117,414)

Capital Share Transactions:
Institutional Shares
Issued	27,224,876	57,446,606
Reinvestment of Distributions	8,648,189	3,115,058
Redeemed	(5,239,269)	(19,008,284)

Net Institutional Shares Transactions	30,633,796	41,553,380

Investor Servicing Shares
Issued	2,242,328	412,500
Reinvestment of Distributions	31,216	2,356

Net Investor Servicing Shares Transactions	2,273,544	414,856

Net Increase in Net Assets From Capital Share Transactions	32,907,340	41,968,236

Total Increase in Net Assets	27,709,756	56,184,401

Net Assets:
Beginning of Period/Year	158,062,923	101,878,522

End of Period/Year (including Undistributed Net Investment Income of $49,134 and $1,949,278, respectively)	$185,772,679	$158,062,923

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Shares Transactions:
Institutional Shares
Issued	2,360,692	5,414,843
Reinvestment of Distributions	759,259	302,047
Redeemed	(451,178)	(1,807,178)

Total Institutional Shares Transactions	2,668,773	3,909,712

Investor Servicing Shares
Issued	198,710	37,331
Reinvestment of Distributions	2,740	228

Total Investor Servicing Shares Transactions	201,450	37,559

Net Increase in Shares Outstanding From Share Transactions	2,870,223	3,947,271

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout Each Period/Year

Institutional Shares

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Period Ended October 31, 2016(1)
Net Asset Value, Beginning of Period/Year	$11.59	$10.51	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.07	0.18	0.14
Net Realized and Unrealized Gain	0.24	1.14	0.37

Total from Investment Operations	0.31	1.32	0.51

Dividends and Distributions:
Net Investment Income	(0.21)	(0.13)	—
Net Realized Gains	(0.44)	(0.11)	—

Total Dividends and Distributions	(0.65)	(0.24)	—

Net Asset Value, End of Period/Year	$11.25	$11.59	$10.51

Total Return†	2.70%‡	12.79%	5.10%‡

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$182,969	$157,511	$101,773
Ratio of Expenses to Average Net Assets	0.59%††	0.50%	0.50%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.09%††	1.17%	1.48%††
Ratio of Net Investment Income to Average Net Assets	1.31%††	1.66%	2.10%††
Portfolio Turnover Rate	59%‡	124%	90%‡

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
(1)	The Fund commenced operations on March 2, 2016.
*	Per share calculations were performed using average shares for the period.
†	Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized
‡	Portfolio turnover and total return is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout Each Period/Year

	Investor Servicing Shares

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Period Ended October 31, 2016(1)
Net Asset Value, Beginning of Period/Year	$11.60	$10.53	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.07	0.17	0.14
Net Realized and Unrealized Gain	0.23	1.14	0.39

Total from Investment Operations	0.30	1.31	0.53

Dividends and Distributions:
Net Investment Income	(0.20)	(0.13)	—
Net Realized Gains	(0.44)	(0.11)	—

Total Dividends and Distributions	(0.64)	(0.24)	—

Net Asset Value, End of Period/Year	$11.26	$11.60	$10.53

Total Return†	2.66%‡	12.67%	5.30%‡

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$2,804	$552	$106
Ratio of Expenses to Average Net Assets	0.80%††	0.56%	0.50%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.26%††	1.16%	1.48%††
Ratio of Net Investment Income to Average Net Assets	1.25%††	1.55%	2.08%††
Portfolio Turnover Rate	59%‡	124%	90%‡

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
(1)	The Fund commenced operations on March 2, 2016.
*	Per share calculations were performed using average shares for the period.
†	Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized
‡	Portfolio turnover and total return is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 20 funds. The financial statements herein are those of the PineBridge Dynamic Asset Allocation Fund (the “Fund”). The investment objective of the Fund is to seek absolute return. The Fund is classified as a diversified investment company. PineBridge Investments LLC serves as the Fund’s investment adviser (the “Adviser”). The Fund currently offers Institutional Shares and Investor Servicing Shares. The Fund commenced operations on March 2, 2016. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018

designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018

occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Administrator and can request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted

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prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six month period ended April 30, 2018, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six month period ended April 30, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended April 30, 2018, the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from

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settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Fund enters into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. Refer to the Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of April 30, 2018, if applicable.

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For the six month period ended April 30, 2018, the average balances of forward foreign currency exchange contracts were as follows:

Average Monthly Notional Contracts Purchased	$24,098,491
Average Monthly Notional Contracts Sold	$8,040,405

Futures Contracts — The Fund utilized futures contracts during the six month period ended April 30, 2018. To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2018.

For the six month period ended April 30, 2018, the average notional amount of futures contracts held were as follows:

Average Monthly Notional Balance Long	$25,378,482
Average Monthly Notional Balance Short	$12,978,840

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

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Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash Equivalents — Idle cash may be swept into various time deposit accounts and is classified as cash equivalents on the Statements of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

3. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held throughout the period.

The fair value of derivative instruments as of April 30, 2018, was as follows:

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liability Location	Fair Value		Statement of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$735,063	*	Net Assets — Unrealized depreciation on futures contracts	$549,797	*
Foreign exchange contracts	Net Assets — Unrealized appreciation on forward foreign currency contracts	39,615	*	Net Assets — Unrealized depreciation on forward foreign currency contracts	500,631	*

Total Derivatives not accounted for as hedging instruments		$774,678			$1,050,428

*	Includes cumulative appreciation (depreciation) of futures and forward contacts as reported in the Schedule of Investments

The effective of derivative instruments on the Statement of Operations for the six month period ended April 30, 2018, was as follows:

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The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$564,917	$564,917
Equity contracts	118,515	—	118,515

Total	$118,515	$564,917	$683,432

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(779,235)	$(779,235)
Equity contracts	(298,909)	—	(298,909)

Total	$(298,909)	$(779,235)	$(1,078,144)

4. Offsetting Assets and Liabilities:

The Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and

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cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

The following is a summary by derivative type of the value of over the counter (“OTC”) financial derivative instruments and collateral (received)/pledged by counterparty of the Fund as of April 30, 2018:

Counterparty	Gross Assets Recognized in the Statement of Assets and Liabilities	Gross Liabilities Recognized in the Statement of Assets and Liabilities	Net Amount Available to be Offset	Collateral Pledged or (Received)†	Net Amount
	Forward Foreign Currency Contracts
Morgan Stanley	$39,615	$(500,631)	$(461,016)	$—	$(461,016)

†	Collateral pledged is limited to the net outstanding amount due to/from the counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

5. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

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The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six month period ended April 30, 2018, the Fund paid $103,870 for these services.

The Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.15% of average daily net assets of Investor Servicing Shares of the Fund will be paid to other service providers. Under the Service Plan, other service providers may perform, or may compensate other service providers for performing certain shareholder and administrative services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Atlantic Fund Services, LLC, serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

7. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, dividend and interest expenses on securities sold short, interest, taxes, acquired fund fee expenses and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.50% of the average daily net assets of the Fund’s Investor Servicing Shares and Institutional Shares until February 28, 2018 (the “Expense Limitation”). In addition, the Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (not including excluded expenses) from exceeding 0.75% of the average daily net assets of the Fund’s Institutional Shares and Investor Servicing Shares during the period from March 1, 2018 through February 28, 2019. The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it

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reduced its fee or reimbursed expenses if the Fund’s total annual fund operating expenses are below the Expense Limitation. This agreement may be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2019. As of April 30, 2018, the fees which were previously waived and/or reimbursed to the Fund by the Adviser, which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed to the Fund, to the Adviser were $531,029, $910,931 and $434,559 expiring in 2019, 2020 and 2021, respectively.

8. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the six month period ended April 30, 2018, were as follows:

Purchases
U.S. Government	$2,036,890
Other	101,672,862

Sales
U.S. Government	$1,386,834
Other	81,185,656

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends or distributions declared during the year ended October 31, 2017.

	Ordinary Income	Long-Term Capital Gain	Total
2017	$3,069,852	$47,562	$3,117,414

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As October 31, 2017 of the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$6,340,126
Undistributed Long-Term Capital Gains	2,236,732
Unrealized Appreciation	10,134,667
Other Temporary Differences	(48,597)

Total Distributable Earnings	$18,662,928

For Federal income tax purposes, the difference between Federal tax cost and book cost are primarily due to PFIC and MLPs, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2018, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$180,529,527	$14,257,633	$(5,424,760)	$8,832,873

10. Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective.

Active Trading Risk — The Fund may actively trade which may result in higher transaction costs to the Fund. Active trading tends to be more pronounced during periods of increased market volatility.

Affiliated Fund Risk — Due to its own financial interest or other business considerations, the Adviser may have an incentive to invest a portion of the Fund’s assets in pooled investment vehicles sponsored or managed by the Adviser or its affiliates in lieu of investments directly in portfolio securities, or in lieu of investments in pooled investment vehicles sponsored or managed by others. Similarly, the Adviser may have an incentive to delay or decide against the sale of interests held by the Fund in pooled investment vehicles sponsored or managed by the Adviser or its affiliates.

Asset Allocation Risk — The Fund is subject to asset allocation risk, which is the risk that the Adviser’s allocation of the Fund’s assets among various asset classes will cause the Fund to underperform other funds with a similar investment objective and/or underperform the markets in which the Fund invests.

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Asset-Backed Securities Risk — Payment of principal and interest on asset backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Loans Risk — Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Bank Obligations Risk — The Fund’s investments in bank obligations are subject to risks generally applicable to debt securities, as well as to the risk of negative events affecting the banking industry. Obligations of foreign banks and foreign branches of U.S. banks are subject to additional risks, including negative political and economic developments in the country in which the bank or branch is located and actions by a foreign government that might adversely affect the payment of principal and interest on such obligations, such as the seizure or nationalization of foreign deposits. Additionally, U.S. and state banking laws and regulations may not apply to foreign branches of U.S. banks, and generally do not apply to foreign banks.

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security,

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the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts, options or swaps is subject to market risk, leverage risk, correlation risk, liquidity risk and hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain for the Fund, and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. The Fund’s use of forwards and swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Emerging Markets Securities Risk — The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be

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negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Foreign Company Risk — Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Foreign Sovereign Debt Securities Risk — The Fund’s investments in foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

High Yield Bond Risk — High yield, or “junk,” bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

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Interest Rate Risk — As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund’s share price to fall. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

Money Market Instruments Risk — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value (“NAV”) while others seek to preserve the value of investments at a stable NAV (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Portfolio Turnover Risk — The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Preferred Stocks Risk — Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018

company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Prepayment and Extension Risk — When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

REITs Risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses.

Repurchase Agreements Risk — Under a repurchase agreement, the seller of a security to the Fund agrees to repurchase the security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Reverse Repurchase Agreements Risk — Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon time and price. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities.

Rights and Warrants Risk — Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018

Risks of Investing in Other Investment Companies — To the extent the Fund invests in other investment companies, such as open-end funds, closed-end funds and ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Because ETFs and certain closed-end funds are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in ETFs and certain closed-end funds are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of ETF and certain closed-end fund shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

Securities Lending Risk — Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Short Sales Risk — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund and, therefore, the Fund’s share price. Theoretically, uncovered short sales have the potential to expose the Fund to unlimited losses.

Small- and Mid-Capitalization Company Risk — Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018

these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Unregistered Funds Risk — Investments in unregistered funds are subject to additional risks beyond those associated with investments in registered investment companies, because investments in unregistered funds do not have the benefit of the protections afforded by the 1940 Act to investors in registered investment companies. In addition, investments in unregistered funds are often illiquid and difficult to value, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly, in particular because they may have restrictions that allow redemptions only at specific infrequent dates with considerable notice periods and apply lock-ups and/or redemption fees.

U.S. Government Securities Risk — The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

11. Other:

At April 30, 2018, the percentage of total shares outstanding held by shareholders for the Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
PineBridge Dynamic Asset Allocation Fund
Institutional Shares	5	72%
Investor Servicing Shares	1	96%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018

12. Change in Independent Registered Public Accounting Firm:

The Fund has selected Ernst & Young LLP (“EY”) to serve as the Fund’s independent registered public accounting firm for the Fund’s fiscal year ended October 31, 2018. The decision to select EY was recommended by the Fund’s Audit Committee and was approved by the Fund’s Board of Trustees on March 29, 2018. During the fiscal years ended October 31, 2016 and October 31, 2017, neither the Fund, nor anyone on its behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304). The selection of EY does not reflect any disagreements with or dissatisfaction by the Fund or the Fund’s Board of Trustees with the performance of the Fund’s prior independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), for the fiscal years ended October 31, 2016 and October 31, 2017. On March 29, 2018, PwC resigned as the Independent Registered Public Accounting Firm for the Fund. PwC’s report on the Fund’s financial statements for fiscal years ended October 31, 2016 and October 31, 2017 contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s fiscal years ended October 31, 2016 and October 31, 2017 and the subsequent interim period through March 29, 2018 (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Funds’ financial statements for such years; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K.

The Fund has requested that PwC furnish it with a letter addressed to the Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an Exhibit herein.

13. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of April 30, 2018.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2017 to April 30, 2018.

The table on the next page illustrates your Fund’s costs in two ways:

● Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

● Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2018

DISCLOSURE OF FUND EXPENSES (Unaudited) — concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/17	Ending Account Value 4/30/18	Annualized Expense Ratios	Expenses Paid During Period*
PineBridge Dynamic Asset Allocation Fund — Institutional
Actual Portfolio Return	$1,000.00	$1,027.00	0.59%	$2.97
Hypothetical 5% Return	1,000.00	1,021.87	0.59	2.96
PineBridge Dynamic Asset Allocation Fund — Investor Servicing
Actual Portfolio Return	$1,000.00	$1,026.60	0.80%	4.02
Hypothetical 5% Return	1,000.00	1,020.83	0.80	4.01

*	Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown.)

PineBridge Dynamic Asset Allocation Fund

P.O. Box 588

Portland, ME 04112

1- 877-225-4164

Investment Adviser:

PineBridge Investments LLC

399 Park Avenue, 4th Floor

New York, NY 10022

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

PBI-SA-001-0300

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 9, 2018